EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT PLANS
Schedule of information about plan assets, obligations, pension costs, benefits paid and contributions

Information about plan assets, obligations, pension costs, benefits paid and contributions follows (in thousands):

	2025	2024
Projected benefit obligation	$(17,335)	$(17,791)
Fair value of plan assets	22,014	22,171
Funded status of plan	$4,679	$4,380
Accumulated benefit obligation	$16,938	$17,416
Net periodic pension cost	$66	$216
Employer contributions	$—	$—
Settlement change	$(30)	$—
Benefits paid	$2,342	$1,160
Change in accumulated actuarial gains included in other comprehensive income (net of tax)	$246	$1,124

Schedule of amounts recognized in accumulated other comprehensive loss

Amounts recognized in accumulated other comprehensive loss at December 31, 2025 and 2024, before applicable tax effects consist of (in thousands):

	2025	2024
Net gain	$752	$418
Prior service credit	—	—
Total	$752	$418

Schedule of changes in plan assets and benefit obligations recognized in other comprehensive income

Other changes in plan assets and benefit obligations recognized in other comprehensive income (in thousands):

	2025	2024
Net gain	$(364)	(1,535)
Settlement Change	31	—
Amortization of prior service credit	—	—
Amortization of net loss	—	—
Total amount recognized in other comprehensive income	$(333)	$(1,535)
Total amount recognized in net periodic pension income and other comprehensive income	$(298)	$(1,318)

Schedule of estimated future benefit payments	The following benefit payments, which reflect expected future service, are expected (in thousands):

2026	$1,316
2027	1,284
2028	1,362
2029	1,449
2030	1,456
Following five years	$7,099

Schedule of weighted average assumptions

Weighted - average assumptions used to determine pension benefit obligations at year - end:

	2025	2024
Discount rate	5.55%	5.69%
Rate of compensation increase	3.50	3.50

Weighted-average assumptions used to determine net periodic pension cost:

	2025	2024
Discount rate	5.69%	5.18%
Expected return on plan assets	5.50	5.50
Rate of compensation increase	3.50	3.50

Schedule of target asset allocation and actual asset allocation

December 31, 2025
	Target	Actual
	Allocation	Allocation
Total Global Equity	—%	—%
Large cap equity	10‑40%	21.5%
Small cap equity	0‑20%	5.2%
Developed Markets	0‑20%	4.2%
Emerging Markets	0‑10%	2.6%
Total	10‑50%	33.5%
Treasury/Agency	0‑50%	25.4%
Mortgage Backed	0‑30%	14.4%
Corporate	0‑30%	10.4%
International	0‑15%	1.3%
High Yield	0‑15%	3.2%
Total Equity	50‑80%	54.7%
Total Cash	0‑15%	11.8%
Total Portfolio	100.00%	100.00%

December 31, 2024
	Target	Actual
	Allocation	Allocation
Total Global Equity	—%	—%
Large cap equity	10‑40%	20.8%
Small cap equity	0‑20%	4.7%
Developed Markets	0‑20%	3.3%
Emerging Markets	0‑10%	2.2%
Total	10‑50%	31.0%
Treasury/Agency	0‑50%	24.8%
Mortgage Backed	0‑30%	14.8%
Corporate	0‑30%	12.4%
High Yield	0‑15%	4.4%
International	0‑15%	1.7%
Total Equity	50‑80%	59.1%
Total Cash	0‑15%	10.9%
Total Portfolio	100.00%	100.00%

Schedule of plan's fair value hierarchy

In accordance with ASC 820, the following tables (rounded to the nearest thousands) represent the Plan’s fair value hierarchy for its financial assets (instruments) measured at fair value on a recurring basis (in thousands):

	Level 1	Level 2	Level 3	Total
2025:
Cash equivalents:
Short-term investments	$1,263	$—	$—	$1,263
Total cash equivalents	$1,263	—	—	$1,263

Equities:
Common Stock	$4,719	$—	$—	$4,719
Total fixed income securities	$4,719	$—	$—	$4,719

Fixed income securities:
US Government Agencies	$—	$7,194	$—	$7,194
Corporate Bonds	—	3,450	—	3,450
Mutual Funds	—	5,388	—	5,388
Total fixed income securities	—	16,032	—	16,032
Total plan investments	$5,982	$16,032	$—	$22,014

	Level 1	Level 2	Level 3	Total
2024:
Cash equivalents:
Short-term Investments	$1,386	$—	$—	$1,386
Total cash equivalents	1,386	—	—	1,386

Equities:
Common Stock	$3,150	$—	$—	$3,150
Exchange Traded Funds	—	3,673	—	3,673
Foreign Equity	—	85	—	85
Exchange Traded Funds – Foreign	—	1,419	—	1,419
Total equities	3,150	5,177	—	8,327

Fixed income securities:
US Government Agencies	$—	$741	$—	$741
UST Bonds & Notes	—	4,879	—	4,879
Corporate Bonds	—	3,428	—	3,428
GNMA	—	2,062	—	2,062
Mutual Funds	—	351	—	351
Bank Certificates of Deposit	—	1,017	—	1,017
Total fixed income securities	—	12,478	—	12,478
Total plan investments	$4,516	$20,805	$—	$22,171